Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 3,343	$ 22,733
TOTAL CURRENT ASSETS	3,343	22,733
Office		9,414
Computer	1,712	12,506
	1,712	21,920
Less: Accumulated depreciation	(143)	(21,920)
Total equipment	1,569
OTHER ASSETS	6,230	4,147
TOTAL ASSETS	11,142	26,880
CURRENT LIABILITIES
Bridge Loan Payable - Stockholder and accrued interest	399,103	0
Accounts payable and accrued expenses	276,532	145,733
Income taxes payable	2,723	2,500
TOTAL CURRENT LIABILITIES	678,358	148,233
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock at $.001 par value, 20,000,000 shares authorized; 7,613,338 shares issued and 6,613,338 outstanding for December 31, 2015 and 2014	7,613	7,613
Additional paid-in-capital	5,880,119	5,401,490
Accumulated deficit	(6,306,297)	(5,282,875)
Treasury stock, at cost $.001 par value, 1,000,000 shares, for December 31, 2015 and 2014	(100,000)	(100,000)
Accumulated other comprehensive loss	(148,651)	(147,581)
TOTAL STOCKHOLDERS' DEFICIT	(667,216)	(121,353)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,142	$ 26,880